As filed with the Securities and Exchange Commission on February 8, 2019

Securities Act Registration No. 333-173080

Investment Company Act Registration No. 811-22538

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 76	☒

and/or

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940

Amendment No. 80	☒

(Check appropriate box or boxes.)

ADVISERS INVESTMENT TRUST

(Exact Name of Registrant as Specified in Charter)

50 S. LaSalle Street

Chicago, Illinois 60603

(Address of Principal Executive Offices)(Zip Code)

Registrant’s Telephone Number, including Area Code: (312) 557-4100

Barbara J. Nelligan

50 S. LaSalle Street, B-9

Chicago, Illinois 60603

With copy to:

Michael V. Wible

Thompson Hine LLP

41 South High Street, Suite 1700

Columbus, OH 43215-6101

Approximate date of proposed public offering:

It is proposed that this filing will become effective:

☒	Immediately upon filing pursuant to paragraph (b)
☐	On (date) pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	On (date) pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	On (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

☐	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Explanatory Note: This Post-Effective Amendment (“PEA”) No. 76 to the Registration Statement of Advisers Investment Trust is being filed for the sole purpose of submitting the XBRL exhibits for the risk/return summary first provided in PEA No. 72 to the Registration Statement.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this registration statement under Rule 485(b) under the Securities Act and that it has duly caused this Post-Effective Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Chicago, State of Illinois, on the 8th day of February, 2019.

Advisers Investment Trust

By:	/s/ Barbara J. Nelligan
Barbara J. Nelligan, President

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

/s/ Barbara J. Nelligan Barbara J. Nelligan	President (Principal Executive Officer)	February 8, 2019

Daniel P. Houlihan Daniel P. Houlihan*	Trustee	February 8, 2019

D’Ray Moore Rice D’Ray Moore Rice*	Trustee	February 8, 2019

Steven R. Sutermeister Steven R. Sutermeister*	Trustee	February 8, 2019

Michael M. Van Buskirk Michael M. Van Buskirk*	Trustee	February 8, 2019

David M. Whitaker David M. Whitaker*	Trustee	February 8, 2019

/s/ Troy A. Sheets Troy A. Sheets	Treasurer (Principal Financial Officer)	February 8, 2019

By:	/s/ Barbara J. Nelligan
Barbara J. Nelligan *Attorney-in-Fact

*	Pursuant to Powers of Attorney previously filed

Exhibit Index

Exhibit No.	Description

EX-101.INS	XBRL Instance Document

EX-101.SCH	XBRL Taxonomy Extension Schema Document

EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase

EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase

EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE	XBRL Taxomony Extension Presentation Linkbase